RETIREMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of Defined Benefit Obligations

	The Group
	2021	2020	2019
	£m	£m	£m
Charge to the income statement
Defined benefit pension schemes	234	244	241
Other post-retirement benefit schemes	2	3	4
Total defined benefit schemes	236	247	245
Defined contribution pension schemes	287	305	273
Total charge to the income statement (note 9)	523	552	518

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Amounts recognised in the balance sheet
Retirement benefit assets	4,531	1,714	2,420	765
Retirement benefit obligations	(230)	(245)	(101)	(106)
Total amounts recognised in the balance sheet	4,301	1,469	2,319	659
The total amounts recognised in the balance sheet relate to:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Defined benefit pension schemes	4,404	1,578	2,384	727
Other post-retirement benefit schemes	(103)	(109)	(65)	(68)
Total amounts recognised in the balance sheet	4,301	1,469	2,319	659

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Amount included in the balance sheet
Present value of funded obligations	(47,130)	(49,549)	(29,222)	(30,597)
Fair value of scheme assets	51,534	51,127	31,606	31,324
Net amount recognised in the balance sheet	4,404	1,578	2,384	727

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Net amount recognised in the balance sheet
At 1 January	1,578	550	727	347
Net defined benefit pension charge	(234)	(244)	(113)	(119)
Actuarial gains (losses) on defined benefit obligation	1,267	(5,443)	553	(3,365)
Return on plan assets	449	5,565	397	3,217
Employer contributions	1,344	1,149	821	647
Exchange and other adjustments	—	1	(1)	—
At 31 December	4,404	1,578	2,384	727

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Movements in the defined benefit obligation
At 1 January	(49,549)	(45,241)	(30,597)	(28,072)
Current service cost	(213)	(206)	(100)	(97)
Interest expense	(704)	(914)	(435)	(568)
Remeasurements:
Actuarial (losses) gains – experience	(426)	493	(431)	441
Actuarial losses – demographic assumptions	(146)	(218)	(82)	(282)
Actuarial gains (losses) – financial assumptions	1,839	(5,718)	1,066	(3,524)
Benefits paid	2,034	2,254	1,361	1,504
Past service cost	(11)	(5)	(4)	(2)
Settlements	22	20	1	—
Exchange and other adjustments	24	(14)	(1)	3
At 31 December	(47,130)	(49,549)	(29,222)	(30,597)

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Changes in the fair value of scheme assets
At 1 January	51,127	45,791	31,324	28,419
Return on plan assets excluding amounts included in interest income	449	5,565	397	3,217
Interest income	733	937	450	581
Employer contributions	1,344	1,149	821	647
Benefits paid	(2,034)	(2,254)	(1,361)	(1,504)
Settlements	(23)	(22)	(1)	—
Administrative costs paid	(38)	(54)	(24)	(33)
Exchange and other adjustments	(24)	15	—	(3)
At 31 December	51,534	51,127	31,606	31,324
The expense recognised in the income statement for the year ended 31 December comprises:

	The Group
	2021	2020	2019
	£m	£m	£m
Current service cost	213	206	201
Net interest amount	(29)	(23)	(48)
Settlements	1	2	1
Past service cost – plan amendments	11	5	44
Plan administration costs incurred during the year	38	54	43
Total defined benefit pension expense	234	244	241

	2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
The Group	£m	£m	£m	£m	£m	£m
Equity instruments	617	36	653	616	45	661
Debt instruments[1]:
Fixed interest government bonds	10,512	—	10,512	11,328	—	11,328
Index-linked government bonds	23,969	—	23,969	21,058	—	21,058
Corporate and other debt securities	13,399	—	13,399	12,736	—	12,736
	47,880	—	47,880	45,122	—	45,122
Property	—	139	139	—	136	136
Pooled investment vehicles	1,192	13,346	14,538	650	13,022	13,672
Money market instruments, cash, derivatives and other assets and liabilities	319	(11,995)	(11,676)	812	(9,276)	(8,464)
At 31 December	50,008	1,526	51,534	47,200	3,927	51,127
1Of the total debt instruments, £42,568 million (2020: £39,439 million) were investment grade (credit ratings equal to or better than ‘BBB’).

	2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
The Bank	£m	£m	£m	£m	£m	£m
Equity instruments	424	24	448	423	34	457
Debt instruments[1]:
Fixed interest government bonds	4,346	—	4,346	4,591	—	4,591
Index-linked government bonds	14,407	—	14,407	12,638	—	12,638
Corporate and other debt securities	8,105	—	8,105	7,878	—	7,878
	26,858	—	26,858	25,107	—	25,107
Pooled investment vehicles	800	8,942	9,742	124	8,569	8,693
Money market instruments, cash, derivatives and other assets and liabilities	(154)	(5,288)	(5,442)	365	(3,298)	(2,933)
At 31 December	27,928	3,678	31,606	26,019	5,305	31,324
1Of the total debt instruments, £23,627 million (2020: £21,938 million) were investment grade (credit ratings equal to or better than ‘BBB’).
The pension schemes’ pooled investment vehicles comprise:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Equity funds	3,696	3,169	2,616	2,044
Hedge and mutual funds	1,407	2,181	934	1,427
Alternative credit funds	3,884	4,072	2,476	2,620
Property funds	1,541	1,551	1,151	1,100
Infrastructure funds	1,389	1,405	645	620
Liquidity funds	2,031	847	1,488	598
Bond and debt funds	561	396	432	284
Other	29	51	—	—
At 31 December	14,538	13,672	9,742	8,693
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2021	2020
	%	%
Discount rate	1.94	1.44
Rate of inflation:
Retail Price Index (RPI)	3.21	2.80
Consumer Price Index (CPI)	2.92	2.41
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.88	2.61

	2021	2020
	Years	Years
Life expectancy for member aged 60, on the valuation date:
Men	27.1	27.0
Women	29.1	29.0
Life expectancy for member aged 60, 15 years after the valuation date:
Men	28.1	28.1
Women	30.3	30.2

	Effect of reasonably possible alternative assumptions
	The Group				The Bank
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus		Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2021	2020	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m
Inflation (including pension increases)[1]:
Increase of 0.1 per cent	12	11	481	531	7	6	309	337
Decrease of 0.1 per cent	(12)	(11)	(475)	(522)	(7)	(6)	(306)	(332)
Discount rate[2]:
Increase of 0.1 per cent	(24)	(20)	(774)	(866)	(14)	(12)	(480)	(534)
Decrease of 0.1 per cent	23	19	795	890	13	11	492	548
Expected life expectancy of members:
Increase of one year	44	39	1,934	2,146	27	23	1,253	1,370
Decrease of one year	(42)	(37)	(1,852)	(2,052)	(26)	(23)	(1,200)	(1,310)
1At 31 December 2021, the assumed rate of RPI inflation is 3.21 per cent and CPI inflation 2.92 per cent (2020: RPI 2.80 per cent and CPI 2.41 per cent).
2At 31 December 2021, the assumed discount rate is 1.94 per cent (2020: 1.44 per cent).
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	The Group		The Bank
	2021	2020	2021	2020
	Years	Years	Years	Years
Duration of the defined benefit obligation	17	19	16	17
Maturity analysis of benefits expected to be paid:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Within 12 months	1,352	1,293	940	914
Between 1 and 2 years	1,450	1,350	1,013	940
Between 2 and 5 years	4,651	4,347	3,188	2,989
Between 5 and 10 years	8,993	8,301	6,029	5,547
Between 10 and 15 years	9,668	9,093	6,170	5,796
Between 15 and 25 years	18,671	17,485	11,499	10,590
Between 25 and 35 years	13,846	13,479	7,925	7,709
Between 35 and 45 years	6,987	7,162	3,485	3,645
In more than 45 years	2,116	2,287	774	874
Movements in the other post-retirement benefits obligation:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
At 1 January	(109)	(126)	(68)	(85)
Actuarial gains	4	16	1	15
Insurance premiums paid	3	4	2	3
Charge for the year	(2)	(3)	(1)	(2)
Exchange and other adjustments	1	—	1	1
At 31 December	(103)	(109)	(65)	(68)

Schedule of Analysis of Defined Benefit Obligations

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Analysis of the defined benefit obligation
Active members	(5,837)	(6,550)	(3,085)	(3,415)
Deferred members	(16,167)	(17,647)	(9,527)	(10,493)
Pensioners	(23,171)	(23,409)	(15,238)	(15,311)
Dependants	(1,955)	(1,943)	(1,372)	(1,378)
At 31 December	(47,130)	(49,549)	(29,222)	(30,597)